Cover	May 06, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2020
Entity File Number	001-14901
Entity Registrant Name	CNX Resources Corp
Entity Central Index Key	0001070412
Entity Tax Identification Number	51-0337383
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	CNX Center
Entity Address, Address Line Two	1000 CONSOL Energy Drive Suite 400
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	485-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable
Common Stock ($.01 par value)
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock ($.01 par value)
Trading Symbol	CNX
Security Exchange Name	NYSE
Preferred Share Purchase Rights
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol	—
Security Exchange Name	NYSE